COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		12 Months Ended
	Oct. 14, 2019	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments		$ 85,400,000		$ 77,300,000
Short-term lease costs		200,000	$ 200,000
Customers liability		600,000	$ 600,000
Collateral amount		100,000
Uncollateralized loans		400,000
Accrued interest		100,000
Sprint paid	$ 3,870,000
Legal settlement		$ 600,000